RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - TRANSACTIONS WITH KEY MANAGEMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Total remuneration	$ 3,767	$ 784
Paid in capacity as directors	1,678	377
Other remuneration	2,089	407
Total fixed remuneration	863	689
Cost of pension	22	24
Total variable remuneration	2,904	96
Share based payments	$ 2,679	$ 96